PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Nov. 30, 2014
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 2:	PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment (“PP&E”) were as follows:

	November 30, 2014	November 24, 2013
	(Dollars in thousands)
Land	$14,111	$21,240
Buildings and leasehold improvements	382,787	408,486
Machinery and equipment	417,414	439,627
Capitalized internal-use software	334,168	324,818
Construction in progress	28,075	21,623

Subtotal	1,176,555	1,215,794
Accumulated depreciation	(784,493)	(775,933)

PP&E, net	$392,062	$439,861

Depreciation expense for the years ended November 30, 2014, November 24, 2013, and November 25, 2012, was $106.5 million, $104.6 million and $110.5 million, respectively.